AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 14, 2008

File Nos. 333-57017 and 811-08821

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO.     ☐

POST-EFFECTIVE AMENDMENT NO. 36 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940 ☒

AMENDMENT NO. 37   ☒

RYDEX VARIABLE TRUST

(Exact Name of Registrant as Specified in Charter)

9601 Blackwell Road, Suite 500, Rockville, Maryland 20850

(Address of Principal Executive Offices, Zip Code)

(301)296-5100

(Registrant’s Telephone Number, including Area Code )

Carl G. Verboncoeur

9601 Blackwell Road, Suite 500

Rockville, Maryland 20850

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on December 15, 2008 pursuant to paragraph (b)(1)(v) of rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of rule 485
☐	on (date) pursuant to paragraph (a)(1) of rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of rule 485
☐	on (date) pursuant to paragraph (a)(2) of rule 485

☒                                  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A for Rydex Variable Trust (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “1933 Act”) solely for the purpose of delaying, until December 15, 2008, the effectiveness of Post-Effective Amendment No. 33 (“PEA No. 33”), which was filed with the Commission via EDGAR Accession No. 0001104659-08-058978 on September 16, 2008, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act.  Since no other changes are intended to be made to PEA No. 33 by means of this filing, Parts A, B and C of PEA No. 33 are incorporated herein by reference.

PART A – PROSPECTUS

The Prospectus for the Multi-Cap Core Equity Fund, a series of the Trust, is incorporated herein by reference to Part A of PEA No. 33.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information the Fund is incorporated herein by reference to Part B of PEA No. 33.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated by reference to Part C of PEA No. 33.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 36 to Registration Statement No. 333-57017 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 14th day of November, 2008.

Rydex Variable Trust

/s/ Carl G. Verboncoeur
Carl G. Verboncoeur
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 36 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Carl G. Verboncoeur	President and Chief Executive Officer	November 14, 2008
Carl G. Verboncoeur

*	Member of the Board of Trustees	November 14, 2008
J.Kenneth Dalton

*	Member of the Board of Trustees	November 14, 2008
John O. Demaret

*	Member of the Board of Trustees	November 14, 2008
Patrick T. McCarville

*	Member of the Board of Trustees	November 14, 2008
Roger Somers

*	Member of the Board of Trustees	November 14, 2008
Corey A. Colehour

/s/ Michael P. Byrum	Member of the Board of Trustees	November 14, 2008
Michael P. Byrum

*	Member of the Board of Trustees	November 14, 2008
Werner E. Keller

*	Member of the Board of Trustees	November 14, 2008
Thomas F. Lydon

/s/ Nick Bonos	Vice President and Treasurer	November 14, 2008
Nick Bonos

* /s/ Carl G. Verboncoeur
Carl G. Verboncoeur

*

Attorney-in-Fact pursuant to powers of attorney for Werner E. Keller, Thomas F. Lydon, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers, which are incorporated herein by reference to Exhibit (q) of Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 333-57017), as filed with the SEC on April 21, 2008.